Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Beginning balance	$ 784,042	$ 794,004
Goodwill acquired	38,499
Impact of foreign currency translation	5,794	(9,962)
Ending balance	828,335	784,042
Warehouse | Operating Segments
Goodwill [Roll Forward]
Beginning balance	739,691	749,653
Goodwill acquired	38,499
Impact of foreign currency translation	5,794	(9,962)
Ending balance	783,984	739,691
Transportation | Operating Segments
Goodwill [Roll Forward]
Beginning balance	44,351	44,351
Goodwill acquired	0
Impact of foreign currency translation	0	0
Ending balance	$ 44,351	$ 44,351